DISCONTINUED OPERATION - Revenue Recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
DISCONTINUED OPERATION
Net of value added tax	1.00%
Maximum
DISCONTINUED OPERATION
Net of value added tax	13.00%
IT Professional Education | Divestiture
DISCONTINUED OPERATION
Net revenues	¥ 624,586	¥ 1,068,230	¥ 1,150,247
IT Professional Education | Divestiture | Guarantee Service
DISCONTINUED OPERATION
Net revenues	15,630	12,503	7,885
IT Professional Education | Divestiture | Services transferred over time
DISCONTINUED OPERATION
Net revenues	576,324	929,693	1,053,853
IT Professional Education | Divestiture | Services transferred at a point in time
DISCONTINUED OPERATION
Net revenues	¥ 48,262	¥ 138,537	¥ 96,394